                           JPMORGAN U.S. EQUITY FUNDS

                           JPMORGAN MID CAP VALUE FUND
                          JPMORGAN MID CAP GROWTH FUND
                         JPMORGAN SMALL CAP EQUITY FUND
                         JPMORGAN SMALL CAP GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                         SUPPLEMENT DATED APRIL 10, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002

         Effective May 1, 2003, a shareholder servicing fee of 0.25% of average daily net assets will be implemented for Class A and Class B Shares of the Mid Cap Growth Fund and Class A, Class B and Class C Shares of the Mid Cap Value and Small Cap Growth Funds.

         In addition, effective May 1, 2003, the Distribution (Rule12b-1) fees of Class A and Class B Shares of the Mid Cap Growth Fund, Class B and Class C Shares of the Mid Cap Value Fund and Small Cap Growth Fund will be decreased.

         On that date, Class A Shares of the Small Cap Equity Fund will also be able to pay fees to shareholder servicing agents including JPMorgan Chase Bank.

         On page 47, the information under the heading ANNUAL OPERATING EXPENSES, with respect to the Class A and Class B Shares of the JPMorgan Mid Cap Growth Fund, should be replaced with the following:

                                                                   CLASS A SHARES        CLASS B SHARES
--------------------------------------------------------------- --------------------- ---------------------
MANAGEMENT FEES                                                        0.65%                 0.65%
DISTRIBUTION  (RULE 12b-1) FEES                                        0.25%                 0.75%
SHAREHOLDER SERVICE FEES                                               0.25%                 0.25%
OTHER EXPENSES(1)                                                      0.40%                 0.40%
--------------------------------------------------------------- --------------------- ---------------------
TOTAL ANNUAL OPERATING EXPENSES                                        1.55%                 2.05%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                               (0.20%)                ------
--------------------------------------------------------------- --------------------- ---------------------
NET EXPENSES(2)                                                        1.35%                 2.05%
--------------------------------------------------------------- --------------------- ---------------------

(1) "Other Expenses" are based on expenses incurred for the fiscal year ended 12/31/01.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A and Class B Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35% and 2.05%, respectively of average daily net assets through 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

         On page 47, the information under the heading EXAMPLE, with respect to the Class A and Class B Shares of the JPMorgan Mid Cap Growth Fund, should be replaced with the following:

EXAMPLE

This example below is intended to help you compare the cost of investing in Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses through 4/30/03, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS A SHARES* ($)                                 705          1,018           1,353           2,298
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS B SHARES** ($)                                708           943            1,303           2,490***
----------------------------------------------- ------------ -------------- ---------------- ---------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS B SHARES ($)                                  208           643            1,103           2,490***
----------------------------------------------- ------------ -------------- ---------------- ---------------

*   Assumes sales charge is deducted when shares are purchase.
** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

         On page 52, the information under the heading ANNUAL OPERATING EXPENSES, with respect to the Class A, Class B and Class C Shares of the JPMorgan Mid Cap Value Fund, should be replaced with the following:

                                                                   CLASS A        CLASS B        CLASS C
                                                                   SHARES         SHARES         SHARES
--------------------------------------------------------------- -------------- --------------- --------------
MANAGEMENT FEES                                                     0.70%          0.70%           0.70%
DISTRIBUTION  (RULE 12b-1) FEES                                     0.25%          0.75%           0.75%
SHAREHOLDER SERVICE FEES                                            0.25%          0.25%           0.25%
OTHER EXPENSES(1)                                                   2.77%          2.77%           2.78%
--------------------------------------------------------------- -------------- --------------- --------------
TOTAL ANNUAL OPERATING EXPENSES                                     3.97%          4.47%           4.48%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                            (2.72%)        (2.47%)         (2.48%)
--------------------------------------------------------------- -------------- --------------- --------------
NET EXPENSES(2)                                                     1.25%          2.00%           2.00%
--------------------------------------------------------------- -------------- --------------- --------------

(1) "Other Expenses" are based on expenses incurred for the fiscal year ended 12/31/01.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 2.00% and 2.00%, respectively, of the average daily net assets until 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

         On page 52, the information under the heading EXAMPLE, with respect to the Class A, Class B and Class C Shares of the JPMorgan Mid Cap Value Fund, should be replaced with the following:

EXAMPLE

This example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 1.25%, 2.00% and 2.00% for Class A, Class B and Class C Shares, respectively, through 4/30/03, and 2.25%, 3.00% (2.25% after 4/30/10***) and 3.00%, respectively, through 4/30/12.


This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS A SHARES* ($)                                 695          1,147           1,625           2,938
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS B SHARES** ($)                                703          1,133           1,689          3,070***
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS C SHARES** ($)                                303           833            1,489           3,247
----------------------------------------------- ------------ -------------- ---------------- ---------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS B SHARES ($)                                  203           833            1,489           3,070***
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS C SHARES ($)                                  203           833            1,489           3,247
----------------------------------------------- ------------ -------------- ---------------- ---------------

* Assumes sales charge is deducted when shares are purchase.
** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

         On page 62, the information under the heading ANNUAL OPERATING EXPENSES, with respect to the Class A, Class B and Class C Shares of the JPMorgan Small Cap Growth Fund, should be replaced with the following:


                                                                   CLASS A       CLASS B          CLASS C
                                                                   SHARES        SHARES           SHARES
--------------------------------------------------------------- -------------- --------------- --------------
MANAGEMENT FEES                                                     0.80%          0.80%           0.80%
DISTRIBUTION  (RULE 12b-1) FEES                                     0.25%          0.75%           0.75%
SHAREHOLDER SERVICE FEES                                            0.25%          0.25%           0.25%
OTHER EXPENSES(1)                                                  11.12%          11.17%         11.17%
--------------------------------------------------------------- -------------- --------------- --------------
TOTAL ANNUAL OPERATING EXPENSES                                    12.42%          12.97%         12.97%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                           (10.82%)        (10.62%)       (10.62%)
--------------------------------------------------------------- -------------- --------------- --------------
NET EXPENSES(2)                                                     1.60%           2.35%          2.35%
--------------------------------------------------------------- -------------- --------------- --------------

(1) "Other Expenses" are based on expenses incurred for the fiscal year ended 12/31/01.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A, Class B and Class C Shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.60%, 2.35% and 2.35%, respectively, of the average daily net assets until 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

         On page 62, the information under the heading EXAMPLE, with respect to the Class A, Class B and Class C Shares of the JPMorgan Small Cap Growth Fund, should be replaced with the following:

EXAMPLE

This example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 1.60%, 2.35% and 2.35% for Class A, Class B and Class C Shares, respectively, through 4/30/03, and 2.60%, 3.35% (2.60% after 4/30/10***) and 3.35%, respectively, through 4/30/12.

This example is for comparison only; the actual returns of the Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS A SHARES* ($)                                 728          1,247           1,792           3,271
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS B SHARES** ($)                                738          1,237           1,860          3,402***
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS C SHARES** ($)                                338           937            1,660           3,573
----------------------------------------------- ------------ -------------- ---------------- ---------------


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS B SHARES ($)                                  238           937            1,660           3,402***
----------------------------------------------- ------------ -------------- ---------------- ---------------
CLASS C SHARES ($)                                  238           937            1,660           3,573
----------------------------------------------- ------------ -------------- ---------------- ---------------

* Assumes sales charge is deducted when shares are purchase.
** Assumes applicable deferred sales charge is deducted when shares are sold. *** Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

         The last sentence of the first full paragraph on page 76 is hereby deleted in its entirety.

                                                                 SUP-USEQABC-403